Basis of Presentation and Our Segments - Schedule of Pre-Tax Other Impairment Charges (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Unusual or Infrequent Item, or Both [Line Items]
Other impairment charges	$ 714	$ 1,248
Other impairment charges - impairment of intangible assets - per-share amount	$ (0.42)	$ (0.75)	$ (0.94)
Other impairment charges - impairment of intangible assets - after-tax	$ 584	$ 1,033	$ 1,301
Allowance for expected credit losses - impact of TBG	193
PepsiCo Beverages North America [Member]
Unusual or Infrequent Item, or Both [Line Items]
Other impairment charges	556	321
Europe, Middle East & Africa (Segment) [Member]
Unusual or Infrequent Item, or Both [Line Items]
Other impairment charges	145	6
Asia Pacific Foods (Segment) [Member]
Unusual or Infrequent Item, or Both [Line Items]
Other impairment charges	0	59
PepsiCo Foods North America [Member]
Unusual or Infrequent Item, or Both [Line Items]
Other impairment charges	9	0
International Beverage Franchise [Member]
Unusual or Infrequent Item, or Both [Line Items]
Other impairment charges	$ 4	$ 862
Impairment of intangible assets
Unusual or Infrequent Item, or Both [Line Items]
Other impairment charges			1,555
Impairment of intangible assets | PepsiCo Beverages North America [Member]
Unusual or Infrequent Item, or Both [Line Items]
Other impairment charges			0
Impairment of intangible assets | Europe, Middle East & Africa (Segment) [Member]
Unusual or Infrequent Item, or Both [Line Items]
Other impairment charges			31
Impairment of intangible assets | Asia Pacific Foods (Segment) [Member]
Unusual or Infrequent Item, or Both [Line Items]
Other impairment charges			172
Impairment of intangible assets | PepsiCo Foods North America [Member]
Unusual or Infrequent Item, or Both [Line Items]
Other impairment charges			88
Impairment of intangible assets | International Beverage Franchise [Member]
Unusual or Infrequent Item, or Both [Line Items]
Other impairment charges			$ 1,264